SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 12 – SEGMENT REPORTING

A.	Information about reported segment profit or loss and assets

As of December 31, 2024, the Company had two reportable segments: (i) Pathogen prevention and prolong shelf life, and (ii) the N2O emissions Global warming solutions. The Pathogen prevention operating segment consists Save Food Ltd. and the Global warming solutions operating segment consist of NTWO OFF Ltd.

As of March 31, 2025, management estimated that N2O emissions Global warming solutions activity did not meet the quantitative thresholds for separate segment reporting under ASC 280 while additional investments in Renewable energy projects, including new investments made during the period, meet the quantitative thresholds for separate segment reporting under ASC 280 the Company determined that it has two reportable segments: (i) Pathogen prevention and prolong shelf life, and (ii) Renewable energy projects. The Pathogen prevention operating segment consists Save Food Ltd. and the Global warming solutions operating segment consist of NITO Renewable Energy, Inc. and Solar photovoltaic joint venture project.

The chief operating decision maker evaluates segment performance primarily based on segment operating loss.

The following table presents information about the Company’s reportable segments for the year ended March 31, 2025 and 2024:

	Three months ended
	March 31
	2025	2024

Revenue from pathogen prevention and prolong shelf life	66	44
Cost related to pathogen prevention and prolong shelf life	(270)	(235)
Operating loss from Pathogen prevention and prolong shelf life	(204)	(191)

Revenue from renewable energy projects	-	-
Cost related to renewable energy projects	(71)	-
Operating loss from Renewable energy projects	(71)	-

Research and development expenses	-	(103)
Professional services	(238)	(302)
Share base compensation	(41)	(140)
Depreciation	(3)	(5)
Interest of loans	(77)	-
Other general and administrative expenses	(62)	(158)
Total Operating loss	(421)	(708)

Financing (expenses) income, net	(736)	5
Other loss	-	(12)
Changes in fair value of investments measured under the fair value option	175	84
Net loss	(1,257)	(822)

NOTE 23 – SEGMENT REPORTING

A.	Information about reported segment profit or loss and assets

This segment’s structure reflects the financial information and reports used by the Company’s management, specifically its CODM, to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting. The Company’s reportable segments are not aggregated.

The Company reports segment information based on the management approach, which designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer and the Chairman of the Board, for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM allocate resources and assesses the performance of each operating segment based on potential business opportunities, historical and potential future sales and operating expenses.

The Company has two reportable segments: (i) Pathogen prevention and prolong shelf life, and (ii) the N2O emissions Global warming solutions. The Pathogen prevention operating segment consists Save Food Ltd. and the Global warming solutions operating segment consist of NTWO OFF Ltd.

The Company’s method for measuring profitability on a reportable segment basis is operating loss. The Company adopted ASU 2023-07 in December 2024. The most significant provision was for the Company to disclose significant segment expenses that are regularly provided to the CODM. The Company’s CODM periodically reviews operating loss by segment and treats it as a significant segment expense.

The following table presents information about the Company’s reportable segments for the year ended December 31, 2024 and 2023:

Operating loss related to the Company’s reportable segments and the reconciliation of the total net loss attributable to common stockholders is as follows:

	Year ended December 31
	2024	2023

Revenue from Pathogen prevention and prolong shelf life	210	263
Cost related to Pathogen prevention and prolong shelf life	(896)	(1,361)
Operating loss from Pathogen prevention and prolong shelf life	(686)	(1,098)

Revenue from N2O emissions Global warming solutions	-	-
Cost related to N2O emissions Global warming solutions	(350)	(1,788)
Operating loss from N2O emissions Global warming solutions	(350)	(1,788)

Professional services	(2,009)	(1,831)
Share base compensation	(1,055)	(2,444)
Depreciation	(18)	(21)
Other general and administrative expenses	(202)	(396)
Total Operating loss	(3,284)	(4,692)

Financing (expenses) income, net	(155)	47
Other income	428	985
Changes in fair value of investments measured under the fair value option	(1,300)	(714)
Net loss	(5,347)	(7,260)

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 23 – SEGMENT REPORTING (continued)

B.	Information on sales by geographic distribution:

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2024	2023

United States	171	142
Mexico	-	110
Israel	31	10
Peru	8	-
Turkey	-	1
	210	263

C.	Sales to single customers exceeding 10% of sales:

	Year ended December 31
	2024	2023

Customer A	171	143
Customer B	-	110
Customer C	31	-
	202	253

D.	Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2024 and 2023:

	Year ended December 31
	2024	2023

Israel	43	102
United States	13	21
	56	123

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)